Employee benefits	12 Months Ended
Dec. 31, 2020
Disclosure of Employee benefits [Abstract]
Disclosure Of Employee Benefits Explanatory [Text Block]
Note 26
Employee Benefits

The Company grants short term and employment termination benefits as part of its compensation policies.

The Parent Company and its subsidiaries have collective agreements with their employees, which establish the compensation and/or short–term and long-term benefits for their staff, the main features of which are described below:

▪	Short-term benefits are generally based on combined plans or agreements, designed to compensate benefits received, such as paid vacation, annual performance bonuses and compensation through annuities.

▪
Long-term benefits are plans or agreements mainly intended to cover the post-employment benefits generated at the end of the labor relationship, be it by voluntary resignation or death of personnel hired.

The cost of such benefits is charged against income, in the “Personnel Expense” item.

As of
December 31, 2020 and 2019
, the total staff benefits recorded in the Consolidated Statement of Financial Position is detailed as follows:

Employees’ Benefits	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	33,935,007	-	27,356,205	-
Employment termination benefits (1)	5,965,581	35,678,357	-	33,571,138
Total	39,900,588	35,678,357	27,356,205	33,571,138
(1) The Company has an approved short-term retirement program.

Short - term benefits

Short-term benefits are mainly comprised of recorded vacation (on accruals basis), bonuses and share compensation. Such benefits are recorded when the obligation is accrued and are usually paid within a 12-month periods, consequently, they are not discounted.

The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Vacation s	14,381,033	11,500,170
Bonus and compensation	19,553,974	15,856,035
Total	33,935,007	27,356,205

The Company records staff vacation cost on an accrual basis.

Severance Indemnity

The Company records a liability for the payment of an irrevocable severance indemnity, originated by collective and individual agreements entered into with certain groups of employees. Such obligation is determined by means of the current value of the benefit accrued cost, a method that considers several factors for the calculation such as estimates of future continuance, mortality rates, future salary increases and discount rates. The Company periodically evaluates the above-mentioned factors based on historical data and future projections, making adjustments that apply when checking changes sustained trend. The so-determined value is presented at the current value by using the severance benefits accrued method. The discount rate is determined by reference to market interest rates curves for high quality entrepreneurial bonds.

The discount rate in Chile was
4,41%
(
4,5%
in
2019
) and in Argentina
54,87%
(
49,14%
in
2019
).

The obligation recorded for severance indemnity is detailed as follows:

Severance Indemnity	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Current	5,965,581	-
Non-current	35,678,357	33,571,138
Total	41,643,938	33,571,138

The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh$

Balance as of January 1, 2019	27,095,207
Current cost of service	2,457,762
Interest cost	1,750,514
Actuarial (Gain) losses	4,086,158
Paid-up benefits	(1,773,734)
Past service cost	930,906
Conversion effect	(787,975)
Others	(187,700)
Changes	6,475,931
As of December 31, 2019	33,571,138
Current cost of service	3,077,205
Interest cost	2,343,063
Actuarial (Gain) losses	1,859,692
Paid-up benefits	(1,087,421)
Past service cost	653,426
Conversion effect	(1,146,660)
Others	2,373,495
Changes	8,072,800
As of December 31, 2020	41,643,938

The figures recorded in the Consolidated Statement of Income, are detailed as follows:

Expense recognized for severance indemnity	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Current cost of service	3,077,205	2,457,762	2,154,071
Past service cost	653,426	930,906	306,746
Non-provided paid benefits	3,718,682	3,959,881	6,547,694
Other	2,271,831	70,747	175,005
Total expense recognized in Consolidated Statement of Income	9,721,144	7,419,296	9,183,516

Actuarial Assumptions

As mentioned in
Note 2 - Summary of significant accounting policies, 2.20
, the severance payment obligation is recorded at its actuarial value. The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

Actuarial Assumptions			Chile		Argentina
			As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019

Mortality table			RV_2014	RV_2014	Gam,83	Gam,83
Annual interest rate			4.41%	4.5%	54.87%	49.14%
Voluntary employee turnover rate			1.9%	1.9%	"ESA 77 Adjusted" - 50%	"ESA 77 Adjusted" - 50%
Company’s needs rotation rate			5.3%	5.3%	"ESA 77 Adjusted" -50%	"ESA 77 Adjusted" -50%
Salary increase (*)			3.7%	3.7%	46.1%	45.1%
Estimated retirement age for (*)	Officers		60	60	60	60
	Other	Male	65	65	65	65
		Female	60	60	60	60
(*)
Average of the Company.

Sensitivity Analysis

The Following is a sensitivity analysis based on increased (decreased) of 1 percent on the discount rate:

Sensitivity Analysis	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	2,383,615	2,126,263
1% decrease in the Discount Rate (Loss)	(2,778,376)	(2,479,498)

Personnel expense

The amounts recorded in the Consolidated Statement of Income are detailed as follows:

Personal expense	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Salaries	183,113,287	168,117,881	159,246,822
Employees’ short-term benefits	34,107,747	27,469,694	31,528,110
Total expenses for short-term employee benefits	217,221,034	195,587,575	190,774,932
Employments termination benefits	9,721,144	7,419,296	9,183,516
Other staff expense	37,006,715	34,115,503	32,183,184
Total (1)	263,948,893	237,122,374	232,141,632
(1)
See
Note 30 - Natures of cost and expense
.